1
The Gabelli Healthcare & Wellness
Rx
Trust
Schedule of Investments — September 30, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 97.6%
Beverages  — 2.2%
60,000 China Mengniu Dairy Co. Ltd. ......... $ 144,330
26,743 Danone SA ...................... 1,945,104
40,000 ITO EN Ltd. ..................... 949,870
13,500 Morinaga Milk Industry Co. Ltd. ....... 329,974
5,000 PepsiCo Inc. ..................... 850,250
30,000 Suntory Beverage & Food Ltd. ........ 1,125,900
424,000 Vitasoy International Holdings Ltd. ..... 301,616
5,647,044
Biotechnology  — 5.8%
10,000 Amgen Inc. ..................... 3,222,100
7,500 Bio-Rad Laboratories Inc., Cl. A† ...... 2,509,350
85,000 Catalent Inc.† .................... 5,148,450
8,300 Charles River Laboratories International
Inc.† ........................ 1,634,851
3,600 Illumina Inc.† .................... 469,476
420 Incyte Corp.† .................... 27,762
1,251 Regeneron Pharmaceuticals Inc.† ...... 1,315,101
800 Waters Corp.† ................... 287,912
14,615,002
Electronics  — 1.8%
7,150 Thermo Fisher Scientific Inc. ......... 4,422,775
Equipment and Supplies  — 0.6%
95,000 Owens & Minor Inc.† .............. 1,490,550
Food  — 18.6%
3,000 Calavo Growers Inc. ............... 85,590
80,000 Campbell Soup Co. ................ 3,913,600
15,000 Conagra Brands Inc. ............... 487,800
45,000 Flowers Foods Inc. ................ 1,038,150
5,000 General Mills Inc. ................. 369,250
35,000 Kellanova ....................... 2,824,850
34,000 Kerry Group plc, Cl. A .............. 3,349,468
390,000 Kikkoman Corp. .................. 4,417,603
10,000 Lamb Weston Holdings Inc. .......... 647,400
10,000 Maple Leaf Foods Inc. .............. 163,777
30,000 MEIJI Holdings Co. Ltd. ............. 749,348
35,000 Mondelēz International Inc., Cl. A ...... 2,578,450
37,500 Nestlé SA ....................... 3,764,400
47,000 Nomad Foods Ltd. ................ 895,820
40,000 Post Holdings Inc.† ................ 4,630,000
30,800 The J.M. Smucker Co. .............. 3,729,880
100,000 The Kraft Heinz Co. ................ 3,511,000
55,000 The Simply Good Foods Co.† ......... 1,912,350
120,000 Tingyi (Cayman Islands) Holding Corp. .. 173,196
20,000 TreeHouse Foods Inc.† ............. 839,600
50,000 Unilever plc, ADR ................. 3,248,000
30,000 WK Kellogg Co. .................. 513,300
Shares
Market
Value
126,000 Yakult Honsha Co. Ltd. ............. $ 2,909,682
46,752,514
Food and Staples Retailing  — 7.1%
4,000 BARK Inc.† ..................... 6,520
105,000 BellRing Brands Inc.† .............. 6,375,600
62,900 CVS Health Corp. ................. 3,955,152
30,000 Ingles Markets Inc., Cl. A ............ 2,238,000
13,000 Pets at Home Group plc ............. 53,080
20,000 Sprouts Farmers Market Inc.† ........ 2,208,200
50,000 The Kroger Co. ................... 2,865,000
13,000 Walgreens Boots Alliance Inc. ........ 116,480
17,818,032
Health Care Equipment and Supplies  — 18.9%
500 Agilent Technologies Inc. ............ 74,240
130,000 Bausch + Lomb Corp.† ............. 2,507,700
75,000 Baxter International Inc. ............. 2,847,750
1,800 Becton Dickinson & Co. ............. 433,980
9,540 Boston Scientific Corp.† ............ 799,452
75,000 DENTSPLY SIRONA Inc. ............ 2,029,500
800 Exact Sciences Corp.† .............. 54,496
3,364 Gerresheimer AG ................. 299,571
18,175 Globus Medical Inc., Cl. A† .......... 1,300,239
48,000 Halozyme Therapeutics Inc.† ......... 2,747,520
45,000 Henry Schein Inc.† ................ 3,280,500
800 Hologic Inc.† .................... 65,168
7,000 ICU Medical Inc.† ................. 1,275,540
182,000 InfuSystem Holdings Inc.† ........... 1,219,400
29,900 Integer Holdings Corp.† ............. 3,887,000
365 Intuitive Surgical Inc.† .............. 179,314
44,800 Lantheus Holdings Inc.† ............ 4,916,800
23,000 Medtronic plc .................... 2,070,690
2,000 Neogen Corp.† ................... 33,620
10,000 NeoGenomics Inc.† ................ 147,500
25,600 QuidelOrtho Corp.† ................ 1,167,360
500 Revvity Inc. ..................... 63,875
25,000 Stericycle Inc.† ................... 1,525,000
13,000 Stryker Corp. .................... 4,696,380
17,000 SurModics Inc.† .................. 659,260
43,000 The Cooper Companies Inc.† ......... 4,744,620
105,000 Treace Medical Concepts Inc.† ........ 609,000
30,857 Viemed Healthcare Inc.† ............ 226,182
34,400 Zimmer Biomet Holdings Inc. ......... 3,713,480
47,575,137
Health Care Providers and Services  — 22.6%
155,000 Avantor Inc.† .................... 4,009,850
18,000 Cencora Inc. ..................... 4,051,440
5,283 Chemed Corp. ................... 3,174,925
6,000 DaVita Inc.† ..................... 983,580
11,200 Elevance Health Inc. ............... 5,824,000
275 Eli Lilly & Co. .................... 243,633

The Gabelli Healthcare & Wellness
Rx
Trust
Schedule of Investments (Continued) — September 30, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Health Care Providers and Services (Continued)
1,000 Encompass Health Corp. ............ $ 96,640
213,500 Evolent Health Inc., Cl. A† ........... 6,037,780
15,085 Fortrea Holdings Inc.† .............. 301,700
2,600 GRAIL Inc.† ..................... 35,776
15,300 HCA Healthcare Inc. ............... 6,218,379
950 HealthEquity Inc.† ................. 77,758
400 Insmed Inc.† .................... 29,200
500 IQVIA Holdings Inc.† ............... 118,485
15,985 Labcorp Holdings Inc. .............. 3,572,328
6,000 McKesson Corp. .................. 2,966,520
100 Medpace Holdings Inc.† ............ 33,380
162,500 Option Care Health Inc.† ............ 5,086,250
12,500 Orthofix Medical Inc.† .............. 195,250
55,053 PetIQ Inc.† ...................... 1,693,981
1,750 Progyny Inc.† .................... 29,330
500 Quest Diagnostics Inc. .............. 77,625
48,650 Tenet Healthcare Corp.† ............. 8,085,630
6,155 UnitedHealth Group Inc. ............ 3,598,705
5,800 Waystar Holding Corp.† ............. 161,762
56,703,907
Household and Personal Products  — 2.5%
12,000 Church & Dwight Co. Inc. ........... 1,256,640
10,000 Colgate-Palmolive Co. .............. 1,038,100
60,000 Edgewell Personal Care Co. .......... 2,180,400
10,000 The Procter & Gamble Co. ........... 1,732,000
6,207,140
Pharmaceuticals  — 17.5%
21,900 Abbott Laboratories ............... 2,496,819
47,000 AbbVie Inc. ..................... 9,281,560
25,000 Achaogen Inc.†(a) ................. 0
32,300 AstraZeneca plc, ADR .............. 2,516,493
18,000 Bausch Health Cos. Inc.† ............ 146,880
60,800 Bristol-Myers Squibb Co. ............ 3,145,792
70,000 Elanco Animal Health Inc.† ........... 1,028,300
400 ICON plc† ...................... 114,924
43,900 Johnson & Johnson ............... 7,114,434
22,050 Merck & Co. Inc. .................. 2,503,998
60,600 Perrigo Co. plc ................... 1,589,538
73,200 Pfizer Inc. ...................... 2,118,408
7,700 Roche Holding AG, ADR ............ 307,615
104,500 Teva Pharmaceutical Industries Ltd., ADR† 1,883,090
19,400 The Cigna Group .................. 6,720,936
6,200 Vertex Pharmaceuticals Inc.† ......... 2,883,496
10,500 Zimvie Inc.† ..................... 166,635
200 Zoetis Inc. ...................... 39,076
44,057,994
TOTAL COMMON STOCKS ......... 245,290,095
Shares
Market
Value
PREFERRED STOCKS  — 0.0%
Biotechnology  — 0.0%
5,600 XOMA Royalty Corp., Ser. A, 8.625% ... $ 146,608
RIGHTS  — 0.0%
Biotechnology  — 0.0%
6,907 Tobira Therapeutics Inc., CVR†(a) ...... 0
Health Care Providers and Services  — 0.0%
38,284 Chinook Therapeutics Inc., CVR† ...... 19,142
Pharmaceuticals  — 0.0%
3,500 Ipsen SA/Clementia, CVR†(a) ......... 0
13,000 Paratek Pharmaceuticals Inc., CVR† .... 260
260
TOTAL RIGHTS ................ 19,402
WARRANTS  — 0.0%
Health Care Providers and Services  — 0.0%
420 Option Care Health Inc., Cl. A, expire
06/30/25† ..................... 1,219
420 Option Care Health Inc., Cl. B, expire
06/20/25† ..................... 724
1,943
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 2.4%
$ 6,005,000 U.S. Treasury Bills,
4.544% to 5.146%††, 10/31/24 to
12/26/24 ...................... 5,964,058
TOTAL INVESTMENTS — 100.0% ....
(Cost $163,957,813) ............. $ 251,422,106

The Gabelli Healthcare & Wellness
Rx
Trust
Schedule of Investments (Continued) — September 30, 2024 (Unaudited)
(a) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
CVR Contingent Value Right
Geographic Diversification
% of Total
Investments
Market
Value
North America ...................... 86.8% $ 218,282,794
Europe .............................. 8.8 22,037,794
Japan ............................... 4.2 10,482,376
Asia/Pacific ......................... 0.2 619,142
Total Investments ................... 100.0% $ 251,422,106